Debt - Keppel Newbuilding Financing (Details) $ in Millions			1 Months Ended					3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 27, 2022 rig	Jan. 30, 2021	Oct. 31, 2022 USD ($) rig	Jun. 30, 2022 USD ($) rig	Jan. 31, 2021 USD ($) rig	Jun. 30, 2020 rig	May 31, 2018 rig	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Sep. 30, 2025 USD ($) rig	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022 USD ($) rig	Dec. 31, 2021 USD ($) rig	May 30, 2018 rig	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Delivery financing per rig																		$ 87.0
Book value of jackup rigs pledged as collateral for long-term debt facilities								$ 2,396.2		$ 2,396.2	$ 2,396.2					$ 2,730.8
Number of rig deliveries deferred | rig										2	2
Number of newbuild Jack-up rigs | rig	3								3
Keppel rigs delivered
Debt Instrument [Line Items]
Delivery financing per rig								90.9		$ 90.9	$ 90.9
Keppel Delivery Financing
Debt Instrument [Line Items]
Number of rigs, delivery financing | rig											2
Loan maturity date, period extended		1 year
Percentage covered for aggregate outstanding facility, amount																	130.00%
Book value of jackup rigs pledged as collateral for long-term debt facilities								484.5		484.5	$ 484.5
Long-term debt								259.2		$ 259.2	$ 259.2					$ 259.2
Keppel rigs undelivered
Debt Instrument [Line Items]
Number of rig deliveries deferred | rig					5
Number of newbuild Jack-up rigs | rig			3	3
Rigs to be purchased | rig															5
Delivery deferral cost %			7.50%
Keppel rigs undelivered | Forecast
Debt Instrument [Line Items]
Rigs to be purchased | rig												2
Debt instrument, face amount per rig												$ 130.0
Debt term												4 years
Delivery deferral % payable													50.00%	50.00%
Keppel rigs undelivered | Newbuildings
Debt Instrument [Line Items]
Potential sale price			$ 320.0	$ 320.0					$ 320.0
Potential purchase price, PPE															$ 624.0
Potential purchase price per rig, PPE			32.6
Proceeds from disposal of PPE to be used to settle commitments			$ 320.0
Payments to acquire PPE								$ 10.9
Keppel rigs undelivered | Newbuildings | Forecast
Debt Instrument [Line Items]
Potential purchase price per rig, PPE												$ 147.4
Keppel rigs undelivered | Period 1
Debt Instrument [Line Items]
Interim payment 2021					$ 6.0
Keppel rigs undelivered | Period 2
Debt Instrument [Line Items]
Interim payment 2022					$ 12.0
Keppel Delivery Financing
Debt Instrument [Line Items]
Number of premium jack up rigs agreed to acquire | rig							5
Number of rigs completed | rig							3
Number of rigs under construction | rig																2	2
Number of rigs deliveries deferred, transocean transaction | rig						3	3
Term of guaranteed maturity							60 months
Number of rig deliveries deferred | rig						2
Keppel Delivery Financing | Keppel rigs undelivered
Debt Instrument [Line Items]
Number of rig deliveries deferred | rig						5